INCOME TAX - Components of loss before income taxes (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax and Tax Rate [Line Items]
Loss before income taxes	¥ (498,215,704)	$ (76,354,898)	¥ (182,841,751)	¥ (152,793,150)
The Cayman Islands
Income Tax and Tax Rate [Line Items]
Loss before income taxes	(331,728,653)		(27,173,956)	(8,508,744)
Hong Kong S.A.R
Income Tax and Tax Rate [Line Items]
Loss before income taxes	(1,270,314)		(21,374)	(100,880)
Japan
Income Tax and Tax Rate [Line Items]
Loss before income taxes	6,054,598		4,080,678	(1,843,749)
The PRC
Income Tax and Tax Rate [Line Items]
Loss before income taxes	¥ (171,271,335)		¥ (159,727,099)	¥ (142,339,777)